Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions
Acquisitions

(3)           Acquisitions

Acquisitions in 2011

(a)         P&C segment

In August, 2011, the Group entered into agreements to acquire 100% equity interests in Guangzhou Huajie Insurance Agency Co., Ltd. (“Huajie”) and Dongguan Zhongxin Insurance Agency Co., Ltd (“Zhongxin”) each at a cash consideration of RMB25,000 totalling RMB50,000. The acquisitions of Huajie and Zhongxin were completed on August 31, 2011. Pursuant to the agreements, the selling shareholders of Huajie and Zhongxin agreed to return part of considerations to the Group, if performance criteria of Huajie and Zhongxin for years 2012 and 2013 cannot be met. The fair value of such contingent arrangements approximates to zero.

The following table summarizes the estimated fair values for major classes of assets acquired and liabilities assumed at the date of acquisition:

	Huajie	Zhongxin
	RMB	RMB
Net tangible assets acquired	55	888
Intangible assets	4,840	5,389
Goodwill	21,204	20,070
Deferred tax assets	111	—
Deferred tax liabilities	(1,210)	(1,347)
Total consideration	25,000	25,000

The excess of purchase price over tangible assets and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill. The goodwill of RMB41,274 arising from the acquisitions consists largely of the synergies and economies of scale expected from combining the operations of the Group and the acquired companies. All of the goodwill was assigned to the Group’s P&C segment. None of the goodwill recognized is expected to be deductible for income tax purposes.

The acquired intangible assets were composed of the following:

		Fair Value Acquired
	Useful life	RMB
	(Years)	Huajie	Zhongxin
Customer relationship	5.3	2,860	3,490
Non-compete agreement	3.0	1,460	1,379
Agency agreement	5.3	520	520
Total		4,840	5,389

The weighted average amortization period of the intangible asset acquired is 4.7 years

The following unaudited pro forma information summarizes the effect of the acquisitions, as if the acquisitions had occurred as of January 1, 2010 and 2011. This unaudited pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on January 1, 2010 and 2011, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

Acquisition of Huajie

	Year ended December 31,
	2010	2011
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,239,194	1,522,665
Pro forma income (loss) from operations	393,008	(749,337)
Pro forma net income (loss)	421,072	(299,904)
Pro forma net income (loss) per share	0.4395	(0.2991)

The amounts of Huajie’s net revenue and earnings included in the Group’s consolidated income statement from September 1, 2011 to December 31, 2011 are RMB5,364 and RMB365, respectively.

Acquisition of Zhongxin

	Year ended December 31,
	2010	2011
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,241,235	1,524,763
Pro forma income (loss) from operations	393,293	(749,143)
Pro forma net income (loss)	421,381	(299,579)
Pro forma net income (loss) per share	0.4398	(0.2987)

The amounts of Zhongxin’s net revenue and earnings included in the Group’s consolidated income statement from September 1, 2011 to December 31, 2011 are RMB8,046 and RMB465, respectively.

Acquisitions in 2010

(a)         P&C segment

On December 31, 2009 and March 30, 2010, the Group entered into agreements to acquire an addition 41% equity interest in Hebei Fanlian Insurance Agency Co., Ltd. (“Fanlian”), Shandong Fanhua Mintai Insurance Agency Co., Ltd. (“Mintai”) and Ningbo Baolian Insurance Agency Co., Ltd. (“Baolian”) at a cash consideration of RMB52,000, RMB90,000 and RMB60,000,  respectively, bringing the Group’s shareholdings in Fanlian, Mintai and Baolian from 10% to 51%. The acquisitions of Fanlian, Mintai and Baolian were completed on January 1, 2010 and April 1, 2010 respectively. The selling shareholders of Fanlian, Mintai and Baolian agree to transfer 5% interest in Fanlian, Mintai and Baolian to the Company for RMB0.001 if Fanlian, Mintai and Baolian fail to meet performance target in years 2010 to 2012. In addition, the selling shareholders of Fanlian, Mintai and Baolian agree to return up to RMB9,000, RMB13,500 and RMB9,000 to the Group, respectively, if performance criteria for years 2010 to 2012 cannot be met.

On September 27, 2010, the Group entered into agreements to acquire an additional 46% equity interest in Shengyang Fangda Insurance Agency Co., Ltd. (“Fangda”) for a total cash consideration of RMB40,000, bringing its shareholdings in Fangda from 5% to 51%. The acquisition of Fangda was completed on October 1, 2010. The selling shareholder of Fangda agrees to transfer 5% interest in Fangda to the Company for RMB0.001 if Fangda fails to meet performance target in years 2011 to 2013. In addition, the selling shareholder of Fangda agrees to return up to RMB15,000 to the Group if performance criteria for years 2011 to 2013 cannot be met.

On July 29, 2010, the Group entered into an agreement to acquire 65.1% equity interest in Inscom Holding Limited (“Inscom”) and its subsidiaries and its VIE for a cash consideration of RMB84,000. The acquisition of Inscom was completed on November 1, 2010.

The following table summarizes the estimated fair value for the acquirees assumed at the date of acquisition:

	Fanlian	Mintai	Baolian	Fangda	Inscom
	RMB	RMB	RMB	RMB	RMB
Cash consideration for controlling interest	52,000	90,000	60,000	40,000	84,000
Fair value of previously held equity interest	10,530	16,900	11,270	3,344	—
Fair value of noncontrolling interests	51,580	82,820	55,210	32,776	37,380
Total consideration	114,110	189,720	126,480	76,120	121,380

The Group recognized investment income of RMB41,244 representing gains from re-measuring equity interests formerly held by the Company in Fanlian, Mintai, Baolian and Fangda at fair values on the date of completion of acquiring the additional equity interest.

The following table summarizes the estimated fair value for major classes of assets acquired and liabilities assumed at the date of acquisition.

	Fanlian	Mintai	Baolian	Fangda	Inscom
	RMB	RMB	RMB	RMB	RMB
Net tangible assets acquired	3,265	2,632	(411)	2,382	10,044
Intangible assets	20,880	17,850	12,760	12,111	17,680
Goodwill	95,185	173,608	117,093	64,500	98,076
Deferred tax assets	—	92	228	155	—
Deferred tax liabilities	(5,220)	(4,462)	(3,190)	(3,028)	(4,420)
Total consideration	114,110	189,720	126,480	76,120	121,380

The excess of purchase price over tangible assets and identifiable intangible assets acquired and liabilities assumed was recorded as goodwill.

The acquired intangible assets were composed of the following:

	Useful life	Fair Value Acquired RMB
	(Years)	Fanlian	Mintai	Baolian	Fangda	Inscom
Trade name	9.4	—	—	—	—	8,140
Customer relationship	5.8-6.25	13,360	490	2,300	4,910	3,210
Non-compete agreement	5.8-6.25	6,640	16,880	10,020	6,311	—
Agency agreement	5.8-6.25	880	480	440	890	590
System and software	5.0-10.0	—	—	—	—	5,740
Total		20,880	17,850	12,760	12,111	17,680

The following unaudited pro forma information summarizes the effect of the acquisitions, as if the acquisitions had occurred as of January 1, 2009 and January 1, 2010. This unaudited pro forma information is presented for information purposes only. It is based on historical information and does not purport to represent the actual results that may have occurred had the Group consummated the acquisitions on January 1, 2009 and January 1, 2010, nor is it necessarily indicative of future results of operations of the consolidated enterprises:

Acquisition of Fanlian

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,180,577	1,485,029
Pro forma income from operations	322,981	431,616
Pro forma net income	299,775	422,309
Pro forma net income per share	0.3285	0.4408

Acquisition of Mintai

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,154,934	1,485,639
Pro forma income from operations	322,948	430,649
Pro forma net income	299,494	421,817
Pro forma net income per share	0.3282	0.4403

Acquisition of Baolian

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,157,672	1,486,220
Pro forma income from operations	323,474	430,684
Pro forma net income	299,474	421,714
Pro forma net income per share	0.3282	0.4402

Acquisition of Fangda

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,158,969	1,492,002
Pro forma income from operations	323,819	430,148
Pro forma net income	299,661	421,738
Pro forma net income per share	0.3284	0.4402

Acquisition of Inscom

	Year ended December 31,
	2009	2010
	RMB	RMB
	(unaudited)	(unaudited)
Pro forma net revenues	1,169,207	1,490,068
Pro forma income from operations	328,576	426,688
Pro forma net income	304,225	415,734
Pro forma net income per share	0.3334	0.4339

(b)         Headquarters

On December 31, 2009, the Group entered into an agreement to acquire 100% equity interest in Litian Zuoyue Software (Beijing) Co., Limited (“Litian”) for a total cash consideration RMB0.002. Litian is a company qualified as software company and exempted from PRC income tax for two years starting from its first profit-making year, followed by a 50% reduction for the next three years. The estimated fair value of liabilities acquired assumed at the date of acquisition amounted to RMB9,007 and intangible assets of RMB9,007 was recorded. Such acquisition was completed on January 1, 2010 and accounted as acquisition of assets.